Securities (Details 2) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	$ 90,168	$ 88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,607	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	10,570	9,094
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	440	510
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	100,738	97,247
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	2,047	2,025
Equity Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	6
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	2
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	6
Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	90,168	88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,607	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	10,570	9,092
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	440	504
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	100,738	97,245
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	2,047	2,019
Mortgage-backed securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	47,554	49,753
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	685	690
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	4,726	2,284
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	258	283
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	52,280	52,037
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	943	973
U.S. government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	17,342	14,039
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	408	297
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	169	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	3	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	17,511	14,039
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	411	297
Commercial and other [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	499	548
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	18	14
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	11
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	3
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	499	559
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	18	17
Prime and Alt A [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	1,196	1,193
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	173	250
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	1,196	1,193
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	173	250
Non U S [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	29,713	35,166
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	259	379
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	3,361	1,080
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	82	30
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	33,074	36,246
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	341	409
U.S. Treasury and government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	715	921
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	35	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	715	921
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	35	28
Obligations of U.S. states and municipalities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	7,198	6,890
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	406	330
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	18	20
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	8	8
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	7,216	6,910
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	414	338
Certificates of Deposit [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	1,771
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	1,771
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	2
Non-U.S. government debt securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	11,506	6,960
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	108	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	11,506	6,960
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	108	28
Corporate Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	20,103	18,783
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	360	418
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	99	90
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	1	1
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	20,202	18,873
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	361	419
Credit card receivables, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	345
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	5
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	345
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	5
Collateralized debt obligations, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	824	460
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	5	10
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	5,610	6,321
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	167	200
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	6,434	6,781
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	172	210
Other, Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	2,268	2,615
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	8	9
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	117	32
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	6	7
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	2,385	2,647
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	$ 14	$ 16